UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23791

First Trust Private Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST PRIVATE ASSETS FUND

Semi-Annual Report

September 30, 2024

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Private Assets Fund
This report and the consolidated financial statements contained herein are provided for the general information of the shareholders of the First Trust Private Assets Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Private Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Cost	Fair Value
	Closed-End Funds – 2.08%
9,340	StepStone Private Markets – Class I	$450,000	$508,748
	Total Closed-End Funds – 2.08% (Cost $450,000)	450,000	508,748
	Common Stocks – 17.05%
	Enterprise Software – 1.94%
3,570	Workrise Technologies, Inc.*,d	519,792	474,863
	Financial – 7.58%
42,727	Chime Financial, Inc.*,d	984,894	1,082,030
44,050	Airwallex*,d	544,458	683,485
562	Qonto*,d	83,011	91,646
	Food – Retail – 1.01%
5,615	Misfits Markets, Inc.*,d	319,637	246,747
	Gaming & Entertainment – 2.44%
1,000	Epic Games, Inc.*,d	494,000	597,280
	Technology – 4.08%
14,599	Service Titan, Inc.*,d	1,030,032	998,326
	Total Common Stocks – 17.05% (Cost $3,975,824)	3,975,824	4,174,377
	Preferred Stocks – 6.46%
	Consumer Staples – 4.93%
140,481	Empower Finance Inc.*,b,d	1,000,000	1,019,770
4,243	Misfits Markets, Inc.*,b,d	180,440	187,758
	Financial – 1.53%
2,248	Qonto*,b,d	332,045	374,810
	Total Preferred Stocks – 6.46% (Cost $1,512,485)	1,512,485	1,582,338
	Private Investment Funds – 68.87%
N/Ac	137 Holdings AI II, LLC*	640,301	817,742
N/Ac	137 Holdings MS LLC-Series 2024-1*	266,812	266,812
N/Ac	137 Holdings RBC, LLC*	1,000,000	1,000,000
N/Ac	137 Holdings SXVII, LLC*	20,530	28,993
N/Ac	137 Holdings SXX, LLC*	380,000	510,958
N/Ac	137 Opportunity Fund, LP*	294,524	295,657
N/Ac	137 Ventures VI, LP*	527,425	598,383
N/Ac	Arlington Capital Partners VI, L.P.*	514,458	595,921
N/Ac	Bain Capital Fund XI, L.P.*	540,025	581,417
N/Ac	Bain Capital Fund XII, L.P.*	306,298	407,347
N/Ac	Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P.*	36,879	37,584
N/Ac	Hedosophia Partners III L.P.*	611,692	666,204
N/Ac	Hedosophia Partners V L.P.*	218,629	210,952

First Trust Private Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Cost	Fair Value
	Private Investment Funds (Continued)
N/Ac	Hedosophia Partners V Parallel L.P.*	$91,095	$102,764
N/Ac	Hedosophia Partners VI L.P.*	324,603	289,420
N/Ac	HS Investments EU21*	35,898	37,268
N/Ac	HS Investments EU23 L.P.*	609,411	1,112,887
N/Ac	HS Investments IV M L.P.*	358,678	431,381
N/Ac	HS Investments NA18 L.P.*	750,000	758,571
N/Ac	HS Investments V F L.P.*	597,413	867,207
N/Ac	HS Investments VI A L.P.*	1,000,000	1,000,000
N/Ac	KQ Partners LP*	450,000	450,681
N/Ac	Point 72 Hyperscale, L.P.*,a	115,924	117,827
N/Ac	Quiet ML L.P.*	29,171	28,660
N/Ac	Quiet OA Access LP*	1,250,000	1,250,000
N/Ac	Quiet SPV R9, L.P.*	824	1,555
N/Ac	Quiet T1, L.P.*	200,000	204,625
N/Ac	Quiet Venture II, L.P.*	328,192	324,340
N/Ac	Quiet Venture III, L.P.*	255,000	230,541
N/Ac	RA Capital Nexus Fund II, LP*	195,752	228,269
N/Ac	RA Capital Nexus Fund III, LP*	117,648	166,481
N/Ac	RA Capital Nexus Fund, LP*	912,066	684,612
N/Ac	Reverence Capital Partners Opportunities Fund I LP*	351,496	389,355
N/Ac	Savory Fund III Blocked LP*	200,000	244,366
N/Ac	Seer Capital Partners Fund LP*	142,560	146,575
N/Ac	TPG Tech Adjacencies II Interface*,a	191,880	583,305
N/Ac	TPG Tech Adjacencies II Interface II*	443,981	332,318
N/Ac	TPG Tech Adjacencies II Vega, LP*	750,000	856,468
	Total Private Investment Funds – 68.87% (Cost $15,059,164)	15,059,164	16,857,446
	Total Investment – 94.46% (Cost $20,997,473)	20,997,473	23,122,909
	Other assets less liabilities – 5.54%		1,355,681
	Net Assets – 100.00%		$24,478,590

* Non-income producing security.
a Held in FT Investments Sub I LLC, which is a wholly owned subsidiary of the fund.
b Perpetual security. Maturity date is not applicable
c Investment does not issue shares.
d The value of these securities were determined using significant unobservable inputs.These are reported as Level 3 securities in the Fair Value Hierarchy.

First Trust Private Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
137 Holdings AI II, LLCb	Not permitted	N/A	$640,301	$817,742	2/21/2024
137 Holdings MS LLC-Series 2024-1b	Not permitted	N/A	266,812	266,812	8/20/2024
137 Holdings RBC, LLCb	Not permitted	N/A	1,000,000	1,000,000	4/24/2024
137 Holdings SXVII, LLCb	Not permitted	N/A	20,530	28,993	4/1/2022
137 Holdings SXX, LLCb	Not permitted	N/A	380,000	510,958	7/31/2023
137 Opportunity Fund, LPb	Not permitted	N/A	294,524	295,657	4/1/2022
137 Ventures VI, LPb	Not permitted	N/A	527,425	598,383	11/28/2023
Arlington Capital Partners VI, L.P.b	Not permitted	N/A	514,458	595,921	12/21/2023
Bain Capital Fund XI, L.P.b	Not permitted	N/A	540,025	581,417	9/30/2024
Bain Capital Fund XII, L.P.b	Not permitted	N/A	306,298	407,347	9/30/2024
Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P.b	Not permitted	N/A	36,879	37,584	4/1/2022
Hedosophia Partners III L.P.b	Not permitted	N/A	611,692	666,204	4/1/2022
Hedosophia Partners V L.P.b	Not permitted	N/A	218,629	210,952	4/1/2022
Hedosophia Partners V Parallel L.P.b	Not permitted	N/A	91,095	102,764	4/1/2022
Hedosophia Partners VI L.P.b	Not permitted	N/A	324,603	289,420	5/23/2024
HS Investments EU21b	Not permitted	N/A	35,898	37,268	4/1/2022
HS Investments EU23 L.P.b	Not permitted	N/A	609,411	1,112,887	8/23/2023
HS Investments IV M L.P.b	Not permitted	N/A	358,678	431,381	3/25/2022
HS Investments NA18 L.P.b	Not permitted	N/A	750,000	758,571	8/30/2024
HS Investments V F L.P.b	Not permitted	N/A	597,413	867,207	7/28/2023
HS Investments VI A L.P.b	Not permitted	N/A	1,000,000	1,000,000	7/11/2024
KQ Partners LPb	Not permitted	N/A	450,000	450,681	5/9/2024
Point 72 Hyperscale, L.P.b	Not permitted	N/A	115,924	117,827	4/1/2022
Quiet ML L.P.b	Not permitted	N/A	29,171	28,660	4/1/2022
Quiet OA Access LPb	Not permitted	N/A	1,250,000	1,250,000	9/27/2024
Quiet SPV R9, L.P.b	Not permitted	N/A	824	1,555	9/22/2023
Quiet T1, L.P.b	Not permitted	N/A	200,000	204,625	1/29/2024
Quiet Venture II, L.P.b	Not permitted	N/A	328,192	324,340	4/1/2022
Quiet Venture III, L.P.b	Not permitted	N/A	255,000	230,541	9/8/2023
RA Capital Nexus Fund II, LPb	Not permitted	N/A	195,752	228,269	4/1/2022
RA Capital Nexus Fund III, LPb	Not permitted	N/A	117,648	166,481	4/1/2022
RA Capital Nexus Fund, LPb	Not permitted	N/A	912,065	684,612	4/1/2022
Reverence Capital Partners Opportunities Fund I LPb	Not permitted	N/A	351,496	389,355	7/3/2024
Savory Fund III Blocked LPb	Not permitted	N/A	200,000	244,366	3/11/2024
Seer Capital Partners Fund LPb	Not permitted	N/A	142,560	146,575	4/1/2022
Stepstone Private Markets Fd	Quarterlya	N/A	450,000	508,748	7/25/2023
TPG Tech Adjacencies II Interfaceb	Not permitted	N/A	191,880	583,305	12/28/2023
TPG Tech Adjacencies II Interface IIb	Not permitted	N/A	443,981	332,318	12/29/2023
TPG Tech Adjacencies II Vega, LPb	Not permitted	N/A	750,000	856,468	5/16/2024
Totals			$15,509,164	$17,366,194

a The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net assets of the Closed-End Fund.
b Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

FIRST TRUST PRIVATE ASSETS FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2024 (Unaudited)

Assets
Investments at fair value (cost $20,997,473)	$23,122,909
Cash	1,222,164
Prepaid assets	20,093
Receivables:
Due from Investment Adviser	72,098
Investment securities sold	640,363
Distributions	119,587
Prepaid expenses	1,848
Total Assets	25,199,062
Liabilities
Line of credit payable (Note 10)	100,000
Payables:
Due to Investment Adviser	169,019
Legal fees	139,235
Deferred tax liability	100,562
Auditing fees	79,949
Shareholder service fees	54,862
Incentive fee	34,823
Due to custodian	22,112
Accounting and administration fees	15,260
Chief Compliance Officer fees	3,233
Custody fees	1,417
Total Liabilities	720,472
Commitments and contingencies (Note 3 & Note 7)
Net Assets	$24,478,590
Net Assets consists of:
Paid-in capital	$21,854,139
Total distributable earnings	2,624,451
Net Assets	$24,478,590
Number of Shares Outstanding	2,188,524
Net Asset Value per Share	$11.18
See accompanying Notes to Consolidated Financial Statements.

FIRST TRUST PRIVATE ASSETS FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income
Interest	$86,414
Total Investment Income	86,414
Expenses
Deferred tax expense	100,562
Legal fees	84,167
Investment Adviser fee	83,412
Auditing fees	49,332
Miscellaneous	44,128
Incentive fee	34,823
Trustees’ fees	30,000
Shareholder Service fee	27,804
Chief Compliance Officer fees	12,754
Accounting and administration fees	7,429
Registration fees	5,265
Custody fees	2,409
Insurance fees	2,400
Commitment fees and unused line of credit fees (Note 10)	885
Total expenses	485,370
Investment Adviser fees waived	(83,412)
Other expenses absorbed	(95,882)
Net Expenses	306,076
Net Investment Loss	(219,662)
Realized and Unrealized Gain on Investments
Net realized gain from investments	721,483
Net change in unrealized appreciation/depreciation on investments	1,140,585
Net Realized and Unrealized Gain on Investments	1,862,068
Net Increase in Net Assets from Operations	$1,642,406
See accompanying Notes to Consolidated Financial Statements.

FIRST TRUST PRIVATE ASSETS FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024 (As restated)
Operations
Net investment loss	$(219,662)	$(1,075)
Net realized gain on investments	721,483	8,521
Net change in unrealized appreciation/depreciation on investments	1,140,585	985,589
Net change in net assets from operations	1,642,406	993,035
Capital Share Transactions
Sale of fund shares	7,372,000	11,055,999
Fund shares repurchased	(110,395)	—
Net change in net assets from capital transactions	7,261,605	11,055,999
Total Increase	8,904,011	12,049,034
Net Assets
Beginning of period	15,574,579	3,525,545
End of period	$24,478,590	$15,574,579
Capital Share Transactions
Shares sold	702,052	1,143,2131
Fund shares repurchased	(10,395)	—1
Net change in capital share transactions	691,657	1,143,2131

1 See Note 11 – Restatement.
See accompanying Notes to Consolidated Financial Statements.

FIRST TRUST PRIVATE ASSETS FUND
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$1,642,406
Adjustments to reconcile Net Increase in Net Assets from Operations to net cash used in operating activities:
Net realized gain from investments	(721,483)
Net change in unrealized appreciation/depreciation on investments	(1,140,585)
Purchases of Investments	(12,362,454)
Proceeds from Investment Funds	2,801,270
Changes in operating assets and liabilities:
Decrease in due from Investment Adviser	429,672
Increase in distributions	(119,587)
Increase in prepaid assets	(1,501)
Increase in prepaid expenses	(747)
Increase in due to Investment Adviser	83,413
Increase in legal fees	22,589
Decrease in audit fees	(15,768)
Decrease in accounting and administration fees	(318)
Increase in custody fees	211
Increase in incentive fees	34,823
Increase in shareholder service fees	27,804
Increase in deferred tax liability	100,562
Increase in Chief Compliance Officer fees	1,383
Net Cash Used in Operating Activities	(9,218,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of fund shares	7,372,000
Payments for fund shares repurchased	(110,395)
Draw on line of credit	100,000
Net Cash Provided by Financing Activities	7,361,605
Net change in cash	(1,856,705)
Cash at beginning of period	3,078,869
Cash at end of period	$1,222,164
See accompanying Notes to Consolidated Financial Statements.

FIRST TRUST PRIVATE ASSETS FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024 (As restated)	For the Period January 3, 2023* Through March 31, 2023 (As restated)
Net Asset Value, Beginning of Period	$10.40	$9.979	$10.00
Income from investment operations:
Net investment income (loss)1	(0.12)	0.002	(0.03)
Net realized and unrealized gain (loss) on investments	0.90	0.43	0.009
Total from investment operations:	0.78	0.43	(0.03)9
Net Asset Value, End of Period	$11.18	$10.40	$9.979
Total Return3	7.60%4	4.31%	(0.30)%4,9
Net Assets, end of period (in thousands)	$24,479	$15,575	$3,526
Net investment income (loss) to average net assets:6 (including commitment fees, unused line of credit fees and deferred tax expense)	(2.34)%8	(0.01)%	(1.18)%8
Ratio of gross expenses to average net assets:5,6,7 (including commitment fees, unused line of credit fees and deferred tax expense)	5.17%8	7.10%	14.49%8
Ratio of expense waiver to average net assets:6 (including commitment fees, unused line of credit fees and deferred tax expense)	(1.91)%8	(5.13)%	(12.73)%8
Ratio of net expenses to average net assets:6,7 (including commitment fees, unused line of credit fees and deferred tax expense)	3.26%8	1.98%	1.76%8
Portfolio Turnover	20.39%4	3.49%	0.22%4

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Amount represents less than $0.01 per share.
3 Total returns would have been lower had expenses not been waived or absorbed by the Investment Adviser.
4 Not annualized.
5 Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Investment Adviser.
6 The ratios do not include income/expenses of underlying investment funds.
7 If commitment fees, unused line of credit fees and deferred tax expense had been excluded, the expense ratios would have been lowered by 1.08% for the six months ended September 30, 2024. For the year ended March 31, 2024 and the period ended March 31, 2023, the ratios would have remained unchanged.
8 Annualized.
9 See Note 11 – Restatement.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)

Note 1 — Organization
First Trust Private Assets Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware trust on February 14, 2022. Simultaneous with the commencement of the Fund’s operations on January 3, 2023 (“Commencement of Operations”), a private fund managed by First Trust Capital Management L.P. (the “Investment Adviser”), FT Investments I LLC (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund was a private fund that maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers. The Investment Adviser is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest of the Fund (the “Shares”), which will generally be offered as of the first business day of each calendar quarter.
The Fund’s investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally. The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private assets. For purposes of this policy, private assets include direct investments in the equity or debt of a company; investments in general or limited partnerships, funds, corporations, trusts, closed-end private funds (including, without limitation, funds-of-funds) or other investment vehicles that are managed by independent investment advisers; secondary investments and co-investment vehicles (collectively, “Investment Funds”). The Fund’s investments will include direct investments in equity or debt alongside private equity funds and firms. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
(a) Consolidation of Subsidiary
The Fund may invest up to 25% of its total assets in its subsidiary, FT Investments Sub I LLC, a Delaware limited liability company and wholly-owned and controlled subsidiary. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of FT Investments Sub I LLC. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. FT Investments Sub I LLC is advised by the Investment Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s Prospectus and Statement of Additional Information. As of September 30, 2024, net assets of FT Investments Sub I LLC were $638,815, representing 2.61% of the Fund’s consolidated net assets.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last business day of each quarter and at such other times as the Board of

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Trustees (the “Board” and the members thereof, “Trustees”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Investment Fund.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Investment Funds and/or their administrators) regarding appropriate valuations should prove incorrect. In no event does the Distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share as calculated by or for the Fund.
(b) Investment Transactions
Interest income is recorded on an accrual basis. Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the net sale proceeds with the weighted average cost of the investment.
(c) Fund Expenses
The Fund pays all of its expenses or reimburses the Investment Adviser or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of Shares; all fees and expenses reasonably incurred in connection with the operation of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; quotation or valuation expenses; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, audit fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses, trustees’ fees, and expenses of meetings of the Board.
(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Distributions to Shareholders
Distributions will be paid at least annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.
(f) Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Net Assets from operations during the reporting period. Actual results could differ from those estimates.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser, and in consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Investment Adviser is entitled to a fee from the Fund consisting of two components — a base management fee (the “Investment Management Fee”) and an incentive fee (the “Incentive Fee”). Pursuant to the Investment Management Agreement, the Fund pays the Investment Adviser a quarterly Investment Management Fee equal to 0.75% on an annualized basis of the Fund’s net assets as of each quarter-end, subject to certain adjustments.
The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s net profits for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 1.75% per quarter (or an annualized hurdle rate of 7.00%). The Incentive Fee is equal to 3.75% per quarter (or an annualized rate of 15.00%) of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (defined below). For the purposes of the Incentive Fee, the term “net profits” means the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee).

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The Investment Adviser has also entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund, in the amount necessary to ensure that total annual expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, (such as litigation expenses) do not exceed 1.50% of the average daily net assets of the Fund (the “Expense Limit”). The current term of the Expense Limitation and Reimbursement Agreement continues until January 3, 2025. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.50% for the Fund.
For the six months ended September 30, 2024, the Investment Adviser has waived $83,412 in advisory fees and reimbursed expenses in the amount of $95,882. Prior to September 30, 2024, the Investment Adviser overpaid the amount due to the Fund. This resulted in a net payable balance owed to the Investment Adviser as of September 30, 2024. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Adviser, the Investment Adviser may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2024, the amount of these potentially recoverable expenses was $681,065. The Investment Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2026	$108,153
2027	393,618
2028	179,294
$681,065
The Fund is relying on an exemptive order from the SEC and has adopted a shareholder service plan with respect to its Shares in compliance with Rule 12b- 1 under the Investment Company Act. The shareholder services plan allows the Fund to pay shareholder servicing fees for the servicing of its Shares. Under the shareholder service plan, the Fund will be permitted to pay a shareholder servicing fee up to 0.25% on an annualized basis of the net assets (collectively, the “Shareholder Servicing Fee”) to the Fund’s distributor and/or other qualified recipients. The Fund or the distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who provides certain shareholder services, pursuant to a written agreement. The Shareholder Servicing Fee is paid out of the Fund’s assets attributable to the Shares and decreases the net profits or increases the net losses of such Shares.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor (the “Distributor”). UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2024, the Fund’s allocated fees incurred for Trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the six months ended September 30, 2024, are reported on the Consolidated Statement of Operations.
Ernst & Young LLP provides tax services to the Fund. The Fund’s allocated fees incurred for tax services for six months ended September 30, 2024 are reported on the Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a regulated investment company (a “RIC”) for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes out all of its income and gains each year.
At September 30, 2024, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$20,697,105
Gross unrealized appreciation	3,005,337
Gross unrealized depreciation	(579,533)
Net unrealized appreciation on investments	$2,425,804
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. For the year ended September 30, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$—	$—
As of September, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$303,660
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(4,451)
Net unrealized appreciation on investments	2,425,804
Other Temporary Differences	(100,562)
Total accumulated earnings	$2,624,451

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

FT Investments Sub I LLC has elected to be treated as a corporation for federal and state income tax purposes; consequently it is obligated to pay federal, state and local income tax on taxable income.
The Fund is required to account for FT Investments Sub I LLC’s estimate of income taxes for federal and state purposes through the establishment of a current and a deferred income tax asset/recoverable or liability/payable. FT Investments Sub I LLC’s tax expense or benefit is consolidated into the Fund’s Consolidated Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the future tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes and the amounts used for income tax purposes.
Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.
FT Investments Sub I LLC recorded a deferred provision for income tax expense of $100,562 for the six month period ended September 30, 2024. The deferred income tax is computed by applying the federal statutory income tax rate of 21.0% and estimated applicable state statutory income tax rate of 6.1% to net investment income and realized and unrealized gains (losses) on investments before taxes. As of September 30, 2024, FT Investments Sub I LLC has a deferred tax liability of $100,562.
Note 5 — Investment Transactions
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $12,362,454 and $2,801,270, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Commitments
Private investment funds may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2024, are as follows:
Investment Funds	Unfunded Commitment
137 Opportunity Fund, LP	$10,107
137 Ventures VI, LP	$322,575
Arlington Capital Partners VI, L.P.	$489,577
Bain Capital Fund XII, L.P.	$61,030
Hedosophia Partners VI L.P.	$1,175,397
HS Investments EU23 L.P.	$70,822
Point72 Hyperscale, L.P.	$38,690
Quiet SPV R9, L.P.	$10,104
Quiet Venture III, L.P.	$1,245,000
RA Capital Nexus Fund II, LP	$25,109
RA Capital Nexus Fund III, LP	$98,496
Reverence Capital Partners Opportunities Fund I LP	$838
Savory Fund III Blocked LP	$800,000
$4,347,745

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Note 8 — Repurchase of Shares
At the sole discretion of the Board and provided that it is in the best interests of the Fund and the Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each, a “Valuation Date”). Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro-rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. In determining whether the Fund should offer to repurchase Shares from Shareholders of the Fund pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Investment Adviser as well as a variety of other operational, business and economic factors.
The results of the repurchase offers conducted during six months ended September 30, 2024, are as follows:
Repurchase Offer
Commencement Date	May 29, 2024
Repurchase Request Date	June 28, 2024
Repurchase Pricing Date	June 28, 2024
Net Asset Value as of Repurchase Pricing Date	$10.62
Amount Repurchased	$110,395
Percentage of Outstanding Shares Repurchased	0.55%
Note 9 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring Fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of The Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Investment Funds with a fair value of $16,857,446 are excluded from the fair value hierarchy as of September 30, 2024.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2024:
Investments	Level 1	Level 2*	Level 3	Total
Closed-End Funds	$508,748	$—	$—	$508,748
Common Stocks
Enterprise Software	—	—	474,863	474,863
Financial	—	—	1,857,161	1,857,161
Food – Retail	—	—	246,747	246,747
Gaming & Entertainment	—	—	597,280	597,280
Technology	—	—	998,326	998,326
Preferred Stocks
Consumer Staples	—	—	1,207,528	1,207,528
Financial	—	—	374,810	374,810
	$508,748	$—	$5,756,715	$6,265,463
Private Investment Funds				16,857,446
Total Investments				$23,122,909

* The Fund did not hold any level 2 securities at period end.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Common Stocks	Preferred Stocks
Balance as of March 31, 2024	$1,463,410	$180,412
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Total gains or losses for the period
Included in earnings (or changes in net assets	533,472	69,881
Included in other comprehensive income	—	—
Net purchases	2,177,495	1,332,045
Net sales	—	—

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

	Common Stocks	Preferred Stocks
Balance as of September 30, 2024	$4,174,377	$1,582,338
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	533,472	69,881
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Common Stocks	$4,174,377	Recent Transaction Price	Recent Transaction Price	N/A
Preferred Stocks	$1,582,338	Recent Transaction Price	Recent Transaction Price	N/A
Note 10 — Credit Agreement
The Fund, as the borrower, entered into a credit agreement (the “Credit Agreement”) with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $1,000,000, which amount may be temporarily increased from time to time. The expiration date of the Credit Agreement is March 31, 2025. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund.
For the six months ended September 30, 2024, the Fund incurred a cost related to the setup and maintenance of the credit agreement (“Commitment fees”) and for the quarterly average daily unused portion of the revolving commitment (“Unused line of credit fees”) as reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the four (4) days the Fund had outstanding borrowings were 8.31%, $100,000, $100,000, and $91, respectively. As of September 30, 2024, the Fund had $100,000 in outstanding borrowings.
Note 11 — Restatement
Subsequent to the issuance of the consolidated financial statements for the year ended March 31, 2024, management identified an error in the outstanding number of shares used in the consolidated financial statements for the period January 3, 2023 through March 31, 2023, resulting in the ending net asset value per share and total return being overstated within the Fund’s consolidated financial highlights for the period January 3, 2023 through March 31, 2023. In addition, the consolidated statements of changes in net assets for the fiscal year ending March 31, 2024 and the period from January 3, 2023 through March 31, 2023 were incomplete, as the change in capital share transactions was not presented for the year ending March 31, 2024 and the period January 3, 2023 through March 31, 2023. As a result, the consolidated statements of changes in net assets and financial highlights for the year ended March 31, 2024 and the period from January 3, 2023 through March 31, 2023 have been restated. The numbers contained within the accompanying consolidated statements of changes in net assets and financial highlights reflect such restated amounts.

First Trust Private Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Note 12 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the Investment Funds.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 13 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Note 14 — Events Subsequent to the Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements other than the following:
Repurchase Offer
Commencement Date	September 6, 2024
Repurchase Request Date	October 4, 2024
Repurchase Pricing Date	October 4, 2024
Net Asset Value as of Repurchase Pricing Date	$11.18
Amount Repurchased	$0
Percentage of Outstanding Shares Repurchased	0.0%

First Trust Private Assets Fund
FUND INFORMATION
September 30, 2024 (Unaudited)

	TICKER	CUSIP
First Trust Private Assets	FTPAX	33741D106
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Private Assets Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Private Assets Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

First Trust Private Assets Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes-information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	Assessment of the Registrant’s Control Environment

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission rules and forms. The disclosure controls and procedures include, without limitation, controls and procedures that are designed to provide reasonable assurance that such information is accumulated and communicated to the Registrant’s management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognize that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

In accordance with Rule 30a-3 under the 1940 Act, within 90 days prior to the filing date of this report on Form N-CSR, Management evaluated the effectiveness of the disclosure controls and procedures of the Registrant. Based on their evaluation, the principal executive officer and principal financial officer have determined that the Registrant’s disclosure controls and procedures were ineffective, as a result of the material weakness in internal control over financial reporting discussed below.

A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. Management identified a material weakness in the Registrant’s design of controls to address the accuracy of the net realized and unrealized gain (loss) on investments, net asset value per share and total return presented in the consolidated financial highlights and the completeness of the capital share transactions disclosure in the consolidated statements of changes in net assets in accordance with U.S. Generally Accepted Accounting Principles. Specifically, internal controls were not effectively designed to verify the completeness and accuracy of the presentation and disclosures in the consolidated financial statements and the underlying data used to prepare the consolidated financial statements. There was an adjustment to the number of shares outstanding that was not identified and corrected timely, resulting in an error in the total return and ending NAV per share in the consolidated financial highlights for the period January 3, 2023 through March 31, 2023. In August 2023, the administrator corrected the NAV per share and shares outstanding in the accounting records and the adjustment was disclosed in the semi-annual financial statements for the six month period ended September 30, 2023. Additionally, the financial statement review failed to identify that the consolidated statements of changes in net assets were incomplete for the period January 3, 2023 through March 31, 2023 and the year ended March 31, 2024 as they were missing the change in capital share transactions.

Management is implementing enhancements to the Registrant’s controls to remediate the material weakness described above. Management will enhance the design and precision of the controls over the review of the financial statements. The material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and Management has concluded, through testing, that these controls are designed and operating effectively.

(b)	Changes in Internal Control

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Private Assets Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 24, 2024

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 24, 2024

* Print the name and title of each signing officer under his or her signature.